Right-of-use assets and lease liabilities (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Right-of-use assets and lease liabilities
Interest on lease liabilities	$ (665)	$ (912)	$ (1,955)
Results from short-term leases	(806)	(849)	(580)
Gain from lease modification	$ 0	$ 2,647	$ 0